Series E Preferred Shares (Details) - USD ($)			12 Months Ended
	Sep. 17, 2020	May 06, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 01, 2021	Mar. 31, 2021	Mar. 09, 2021	Sep. 14, 2020	Aug. 04, 2020	Jun. 19, 2020	Jun. 16, 2020	Jun. 01, 2020	Apr. 30, 2020
Equity [Abstract]
Convertible Preferred Stock, Terms of Conversion	Series E Preferred Shares, may, at any time, convert all or any Series E Preferred Shares provided that the common shares issuable upon such conversion, together with all other common shares of the Company held by the shareholder in the aggregate, would not cause such shareholder’s ownership of the Company’s common shares to exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.	Each shareholder of the Series D Preferred Shares, may, at any time, convert all or any part of the Series D Preferred Shares provided that after such conversion the common shares issuable, together with all the common shares held by the shareholder in the aggregate would not exceed 4.99% of the total number of outstanding common shares of the Company. This amount may be increased to 9.99% with 61 days’ notice to the Company.	Each Series E Preferred Share has a stated value of $1,000 and is convertible into the Company’s common shares at a conversion price equal to the lower of (i) 70% of the average of the three lowest volume weighted average prices of the common shares during the ten trading days immediately preceding, but not including, the conversion date and (ii) $2.00; however, in no event shall the conversion price be lower than $1.00 per share
Preferred Stock, Dividend Rate, Percentage			8.00%
Preferred Stock, Shares Issued			9,355,778	8,443,778				3,000					1,694,000
Proceeds from Issuance of Preferred Stock and Preference Stock			$ 2,735,000	$ 0
Subsequent Event [Line Items]
Shares, Issued									225,000	150,000	200,000	100,000
Preferred shares exchanged			785,000
Convertible Preferred Stock, Shares Issued upon Conversion			785,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, Issued							250,000
Preferred shares exchanged						895,000	300
Convertible Preferred Stock, Shares Issued upon Conversion						895,000	197,798
Related Party [Member]
Related Party Transaction [Line Items]
Payments of Stock Issuance Costs			$ 240,000
Subsequent Event [Line Items]
Shares, Issued			200,000
Related Party [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, Issued					315,000